Note 13 - Fair Value - Quantitative Information About Level 3 Fair Value Measurements (Details) - Bid Indications [Member] $ in Thousands	Jun. 30, 2017 USD ($)
Commercial Real Estate - Other [Member]
Assets, Fair Value Disclosure	$ 130
Commercial Real Estate - Other [Member] | Measurement Input, Discount Rate [Member]
Discount Rate	0
Commercial Real Estate - Other [Member] | Measurement Input, Discount Rate [Member] | Weighted Average [Member]
Discount Rate	0
Residential Real Estate Owner Occupied Loans [Member]
Assets, Fair Value Disclosure	$ 71
Residential Real Estate Owner Occupied Loans [Member] | Measurement Input, Discount Rate [Member]
Discount Rate	0
Residential Real Estate Owner Occupied Loans [Member] | Measurement Input, Discount Rate [Member] | Weighted Average [Member]
Discount Rate	0